FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Black-Scholes model for the Conversion derivative (Details)		6 Months Ended	12 Months Ended
	Feb. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
Effective Expiration Date		Feb. 09, 2029	Feb. 09, 2029	Feb. 09, 2029
Short Term Notes
FAIR VALUE MEASUREMENTS
Effective Expiration Date	May 01, 2024	May 01, 2024
Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative		62.4
Market price of public shares | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26				9.6
Market price of public shares | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26				9.6
Market price of public shares | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26	1.04				9.6
Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative							0.0452
Risk-free rate | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0544				0.0409		0.0549
Risk-free rate | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0448				0.0409		0.049
Risk-free rate | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0448					0.0428	0.0452
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative							0
Dividend yield | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	0						0
Dividend yield | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	0				0.0895		0
Dividend yield | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative	0						0
Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative							1,666.81
Volatility | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	41.20				0.649		146.43
Volatility | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	412				0.649		144.61
Volatility | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative	41.20						1,666.81
Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative		0.84
Exercise price | Short Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	7.27	0.99
Exercise price | Long-Term Notes
FAIR VALUE MEASUREMENTS
Convertible derivative	7.27	0.99					0.0099
Exercise price | Chardan Note
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26	0.84